Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,276	$ 331	¥ 2,772	$ 390	¥ 16,317
Restricted cash	106	15	106	15	2,935
Accounts receivable, net	2,301	335	752	106	370
Prepaid rent and deposit					571
Advances to suppliers	8,527	1,242	8,501	1,195	12,933
Other current assets	73,970	10,771	59,029	8,298	143,343
Total current assets	87,180	12,694	71,160	10,004	176,670
Non-current assets:
Property and equipment, net	342	50	500	70	38,940
Intangible assets, net			13,475	1,894	152,464
Operating lease right of use assets	417,556	60,801
Other assets	10,321	1,503	10,405	1,464	9,556
Total non-current assets	428,219	62,354	24,380	3,428	200,960
Total assets	515,399	75,048	95,540	13,432	377,630
Current liabilities:
Accounts payable	156,794	22,831	122,667	17,244	320,269
Amounts due to related parties	5,394	785	4,831
Deferred revenue	100,074	14,572	129,930	18,265	171,157
Short-term debt	135,624	19,748	110,097	15,477	558,705
Rental instalment loans	15,756	2,294	15,756	2,215	18,094
Deposits from tenants	29,723	4,328	38,439	5,404	65,785
Contingent liabilities for payable for asset acquisition	159,328	23,200	165,033	23,200	164,254
Operating lease liabilities, current	228,655	33,295
Accrued expenses and other current liabilities	103,870	15,126	81,649	11,480	1,049,361
Total current liabilities	935,218	136,179	668,402	93,964	2,347,625
Operating lease liabilities, non-current	188,901	27,506
Non-current liabilities:
Long-term debt					201,041
Convertible note, net					313,870
Total non-current liabilities					514,911
Total liabilities	1,124,119	163,685	668,402	93,964	2,862,536
Commitments and contingencies
Deficit:
Treasury shares, at cost					(5)
Additional paid-in capital	2,956,760	430,538	2,954,625	415,355	1,845,295
Accumulated deficit	(3,601,992)	(524,492)	(3,558,667)	(500,270)	(4,378,690)
Accumulated other comprehensive income	34,613	5,041	29,453	4,140	38,784
Total shareholders’ deficit	(608,720)	(88,637)	(572,862)	(80,532)	(2,494,506)
Noncontrolling interest					9,600
Total deficit	(608,720)		(572,862)	(80,532)	(2,484,906)
Total liabilities and shareholders’ deficit	515,399	75,048	95,540	13,432	377,630
Class A Ordinary Shares
Deficit:
Ordinary shares	1,727	251	1,727	243	99
Class B Ordinary Shares
Deficit:
Ordinary shares	¥ 172	$ 25			11
Related Party
Current assets:
Amounts due from related parties					201
Current liabilities:
Amounts due to related parties			¥ 4,831	$ 679